Fair Value - Estimated fair value of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Fair Value
Long-term debt	$ 11,940,359	$ 10,915,054
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value
Long-term debt	$ 10,194,954	$ 12,741,046